Convertible Preferred Stock - Summary of Convertible Preferred Stock Dividend Rate (Details) (fuboTV Inc. Pre-Merger) (10-K) - Fubo TV Pre-Merger [Member] - $ / shares	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Series AA Convertible Preferred Stock [Member]
Dividend Rate		$ 0.0585
Series A Convertible Preferred Stock [Member]
Dividend Rate		0.1775
Series A-1 Convertible Preferred Stock [Member]
Dividend Rate		0.1508
Series A-2 Convertible Preferred Stock [Member]
Dividend Rate		0.1420
Series A-3 Convertible Preferred Stock [Member]
Dividend Rate		0.1092
Series B Convertible Preferred Stock [Member]
Dividend Rate		0.6241
Series B-1 Convertible Preferred Stock [Member]
Dividend Rate		0.2784
Series C Convertible Preferred Stock [Member]
Dividend Rate		1.28241
Series C-1 Convertible Preferred Stock [Member]
Dividend Rate		0.80508
Series D Convertible Preferred Stock [Member]
Dividend Rate		2.02393
Series D-1 Convertible Preferred Stock [Member]
Dividend Rate		$ 1.61910
Series E Convertible Preferred Stock [Member]
Dividend Rate	$ 2.37884
Series E-1 Convertible Preferred Stock [Member]
Dividend Rate	$ 1.90307